Stock and Incentive Programs (Schedule of Share-based Compensation Activity) (Details) (Stock Options [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of stock options exercised	$ 6.3	$ 0	$ 3.7
Cash received from stock option exercises	7.2	0.1	1.6
Total fair value of stock options vested	$ 3.7	$ 1.9	$ 5.4